Changes in Consolidated Shareholders' Equity (USD $) In Thousands, except Share data	Common stock [Member]	Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Total
Beginning balance, shareholders' equity at Jun. 28, 2008	$ 765,175	$ 712,208	$ 6,041,429	$ (68,768)	$ (4,041,058)	$ 3,408,986
Beginning balance, shares at Jun. 28, 2008	765,174,900				163,942,358
Net earnings x			1,055,948			1,055,948
Foreign currency translation adjustment				(84,452)		(84,452)
Amortization of cash flow hedge, net of tax				428		428
Reclassification of pension and other postretirement benefit plans amounts to net earnings, net of tax				13,335		13,335
Pension liability assumption, net of tax				(16,450)		(16,450)
Pension funded status adjustment, net of tax				(122,079)		(122,079)
Comprehensive income						846,730
Dividends declared			(557,487)			(557,487)
Treasury stock purchases, shares					16,951,200
Treasury stock purchases					(438,842)	(438,842)
Share-based compensation awards, shares					(5,745,155)
Share-based compensation awards		48,144			142,171	190,315
Ending balance, shareholders' equity at Jun. 27, 2009	765,175	760,352	6,539,890	(277,986)	(4,337,729)	3,449,702
Ending balance, shares at Jun. 27, 2009	765,174,900				175,148,403
Net earnings x			1,179,983			1,179,983
Foreign currency translation adjustment				49,973		49,973
Amortization of cash flow hedge, net of tax				428		428
Reclassification of pension and other postretirement benefit plans amounts to net earnings, net of tax				27,464		27,464
Pension funded status adjustment, net of tax				(280,130)		(280,130)
Comprehensive income						977,718
Dividends declared			(585,734)			(585,734)
Treasury stock purchases, shares					6,000,000
Treasury stock purchases					(179,174)	(179,174)
Share-based compensation awards, shares					(4,379,608)
Share-based compensation awards		56,481			108,533	165,014
Ending balance, shareholders' equity at Jul. 03, 2010	765,175	816,833	7,134,139	(480,251)	(4,408,370)	3,827,526
Ending balance, shares at Jul. 03, 2010	765,174,900				176,768,795
Net earnings x			1,152,030			1,152,030
Foreign currency translation adjustment				122,217		122,217
Amortization of cash flow hedge, net of tax				428		428
Reclassification of pension and other postretirement benefit plans amounts to net earnings, net of tax				51,659		51,659
Pension funded status adjustment, net of tax				45,989		45,989
Comprehensive income						1,372,323
Dividends declared			(604,500)			(604,500)
Treasury stock purchases, shares					10,000,000
Treasury stock purchases					(291,600)	(291,600)
Treasury stock issued for acquisitions, shares					(422,132)
Treasury stock issued for acquisitions		(10,625)			10,625	0
Share-based compensation awards, shares					(12,749,317)
Share-based compensation awards		81,546			319,947	401,493
Ending balance, shareholders' equity at Jul. 02, 2011	$ 765,175	$ 887,754	$ 7,681,669	$ (259,958)	$ (4,369,398)	$ 4,705,242
Ending balance, shares at Jul. 02, 2011	765,174,900				173,597,346